Commitments and Contingencies - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Right-of-use assets	$ 32,297	$ 46,747
Current lease liabilities	7,959	11,403
Non-current lease liabilities	27,064	$ 34,785
Starstone International
Lessee, Lease, Description [Line Items]
Operating lease, impairment loss	3,500
Held-for-sale or disposed of by sale, not discontinued operations | Atrium
Lessee, Lease, Description [Line Items]
Right-of-use asset, held-for-sale	1,000
Lease liability, held-for-sale	$ 800